Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Depreciation and amortization expense	$ 453,628	$ 359,344	$ 324,367
Book value amount	$ 3,932,666